Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Summary of number and weighted average exercise prices and movements in the share incentive plan

The following table illustrates the number and weighted average exercise prices of, and movement in the New 2022 Share Incentive Plan during the years ended December 31, 2023 and 2024:

		Weighted
		average
	Number of	exercise
	options	prices
		US$
Outstanding as of December 31, 2022	210,114,428	0.00	*
Granted	199,457,890	0.08
Forfeited	(27,590,368)	0.10
Exercised	(48,463,868)	0.01
Outstanding as of December 31, 2023	333,518,082	0.04
Exercisable as of December 31, 2023	204,896,622	0.00	*

* Representing amount less than US$0.01.

	Number of	Weighted average
	options	exercise prices
		US$
Outstanding as of December 31, 2023	333,518,082	0.04
Granted	378,054,660	0.00	*
Forfeited	(147,021,300)	0.02
Exercised	(226,848,352)	0.04
Outstanding as of December 31, 2024	337,703,090	0.03
Exercisable as of December 31, 2024	191,253,800	0.01
*	Representing amount less than US$0.01.

Summary of inputs to the models used for the valuation of the share options

The fair value of the share options was determined using the binomial valuation model. The inputs to the valuation model as of December 31, 2023 and 2024 are set out below:

	As of December 31,
	2023	2024

Weighted average fair value at the measurement date	US$0.46	US$0.01
Expected volatility	66.48%-67.66%	71.93%-73.45%
Risk–free interest rate	3.48%-4.59%	3.74%-4.48%
Expected life of share options (years)	9.85	9.88
Weighted average share price	US$0.52	US$0.13

Summary of share-based compensation expense

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Cost of revenues	5,322	8,895	6,661
Selling and marketing expenses	27,846	63,766	25,835
Administrative expenses	170,145	316,762	117,474
Research and development expenses	10,519	9,653	10,451
	213,832	399,076	160,421

Newlink share incentive plan
Share-based payments
Summary of number and weighted average exercise prices and movements in the share incentive plan

The following table illustrates the number and weighted average exercise prices of, and movement in, the Newlink 2020 Share Incentive Plan during the years ended December 31, 2023 and 2024:

	Year ended December 31, 2023			Year ended December 31, 2024
	Number of	Weighted average		Number of	Weighted average
	options	exercise prices		options	exercise prices
		US$			US$
Outstanding as of January 1	3,856,621	0.08		3,248,246	0.00	*
Granted	103,610	0.00	*	—	N/A
Forfeited	(711,985)	0.42		(415,407)	0.20
Exercised	—	N/A		—	N/A
Outstanding as of December 31	3,248,246	0.00	*	2,832,839	0.00	*
Exercisable as of December 31	2,426,789	0.00	*	2,742,781	0.00	*
*	Representing amount less than US$0.01.